DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Scheduled maturities of time certificates of deposit

At December 31, 2016, the scheduled maturities of certificates of deposit are as follows:

In thousands	Less than $250,000	$250,000 or more	Total
2017	$59,756	10,088	69,844
2018	32,096	9,922	42,018
2019	14,519	9,208	23,727
2020	13,904	7,348	21,252
2021	3,088	—	3,088
Total	$123,363	36,566	159,929